Jan Fischer-Wade
Direct Dial 402-975-6368
Senior Attorney

March 10, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:  Allstate Life Insurance Company ("Registrant")
           Post-Effective Amendment No. 1 to Form S-3 Registration Statement
           (File Nos. 333-202202; CIK No. 0000352736); Additional Revisions

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted of the Post-Effective Amendment No. 1 to the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act").

Registrant is filing the Registration Statement for the purpose of responding to Staff comments provided via telephone to the Registrant on March 9, 2015 and in a brief subsequent discussion on March 9, 2015.

Set forth below is a recital of each comment, followed immediately by the Registrant's response.  All page numbers cited reference the supplied blacklined Registration Statement.

In light of the 10-K filed on March 4, 2015, the Registrant has updated the Section entitled Annual Reports and Other Documents appearing on page 35.

Registrant has requested acceleration of the effectiveness of this Amendment under separate cover to March 10, 2015.  Registrant and its principal underwriter have authorized their counsel to state on their behalf that they are aware of their obligations under the Securities Act.

A Tandy Representation letter has been previously provided under separate cover.

We appreciate the Staff’s assistance in this review. If you have any questions, please do not hesitate to call me at 402-975-6368. Thank you again for your assistance and consideration.

Sincerely,

/S/ JAN FISCHER-WADE
Jan Fishcer-Wade
Senior Attorney

Enclosures